Asset Acquisition (Tables)	9 Months Ended
Sep. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Assets Acquisition	The relative fair value of the assets acquired is as follows:
Land	$220,000
Building and affixed assets	2,391,000
Machinery	154,000
Inventory	109,000
Intangibles	62,712

Total	$2,936,712